Transactions with Affiliates (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Transactions with Affiliates (Textual) [Abstract]
Fees and reimbursements from related parties	$ 12.6	$ 9.8	$ 10.6